Revenue - Seagen Agreement (Details) - Seagen - License Agreement [Member] $ in Millions	1 Months Ended
	Oct. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-refundable upfront payment received	$ 50.0
Maximum amount of nonrefundable upfront payment receivable		$ 650.0
Additional tumor targets | item		2
Buy-up fee		$ 35.0
Decrease in certain future milestones		30.00%
Years of sale for royalties payable		10 years
Maximum amount of reimbursement entitled to receive		$ 6.5